UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number: 28-13328


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  CCO/SVP
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 11/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-01190        Frank Russell Company
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $    1,129,587
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO                                 COM            88579Y101   23,486   254,125 SH       SOLE                  254,125      0    0
ANHEUSER BUSCH INBEV SA/NV            SPONSORED ADR  03524A108   36,594   425,960 SH       SOLE                  425,960      0    0
SPONSOREDADR
BLACKROCK INC COM STK                 COM            09247X101   79,571   446,276 SH       SOLE                  446,276      0    0
CHEESECAKE FACTORY INC COM            COM            163072101   24,631   688,987 SH       SOLE                  688,987      0    0
DIAGEO PLC SPONSORED ADR NEW          SPONSORED ADR  25243Q205   37,111   329,200 SH       SOLE                  329,200      0    0
DOMINOS PIZZA INC COM                 COM            25754A201   62,589 1,660,184 SH       SOLE                1,660,184      0    0
DR PEPPER SNAPPLE GROUP INC COM STK   COM            26138E109   55,774 1,252,511 SH       SOLE                1,252,511      0    0
EBAY INC                              COM            278642103   53,719 1,109,676 SH       SOLE                1,109,676      0    0
GOOGLE INC CL A                       CL A           38259P508   61,899    82,040 SH       SOLE                   82,040      0    0
KELLOGG CO                            COM            487836108   55,878 1,081,650 SH       SOLE                1,081,650      0    0
LOWES COS INC                         COM            548661107   26,121   863,788 SH       SOLE                  863,788      0    0
MACYS INC COM STK                     COM            55616P104   58,831 1,563,815 SH       SOLE                1,563,815      0    0
MC DONALDS CORP COM                   COM            580135101   37,852   412,558 SH       SOLE                  412,558      0    0
MCGRAW-HILL COS COM USD1              COM            580645109   36,234   663,750 SH       SOLE                  663,750      0    0
MICROSOFT CORP COM                    COM            594918104   87,543 2,939,670 SH       SOLE                2,939,670      0    0
NIELSEN HOLDINGS N V                  COM            N63218106   54,723 1,825,325 SH       SOLE                1,825,325      0    0
SCRIPPS NETWORKS INTERACTIVE INC CL   CL A NEW       811065101   57,475   938,672 SH       SOLE                  938,672      0    0
A COM STK
TARGET CORP COM STK                   COM            87612E106   53,026   835,452 SH       SOLE                  835,452      0    0
TIME WARNER INC USD0.01               COM NEW        887317303   80,772 1,781,872 SH       SOLE                1,781,872      0    0
UNILEVER N V NEW YORK SHS NEW         SPONSORED ADR  904767704   36,362 1,024,870 SH       SOLE                1,024,870      0    0
WALT DISNEY CO                        COM            254687106   55,226 1,056,342 SH       SOLE                1,056,342      0    0
WILLIAMS SONOMA INC COM               COM            969904101   54,167 1,231,918 SH       SOLE                1,231,918      0    0


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